Net investment in lease (Tables) - Seaspan [Member]	12 Months Ended
Dec. 31, 2019
Leases [Line Items]
Schedule of Net Investment In Lease	The net investment in lease consists of the following components:
	2019	2018 (Recast)
Undiscounted lease receivable	$1,224.2	$861.9
Unearned interest income	(465.4)	(410.4)
Net investment in lease	$758.8	$451.5

	2019	2018 (Recast)
Lease receivables	$608.8	$451.5
Unguaranteed residual value	150.0	—
Net investment in lease	758.8	451.5
Current portion of net investment in lease	(35.2)	(9.8)
Long-term portion of net investment in lease	$723.6	$441.7

Schedule of Minimum Lease Receivable from Direct Financing Leases

At December 31, 2019, the undiscounted minimum cash flow related to lease receivables from sales-type and direct financing leases are as follows:

2020	$95.7
2021	95.4
2022	95.4
2023	297.5
2024	44.5
Thereafter	595.7
$1,224.2